LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Schedule of loss per share basic and diluted

	For the Six Months Ended June 30,
	2026	2025

Net loss for the period attributable to the Company	$(104,858)	$(512,137)

Weighted average number of common shares outstanding, basic and diluted	151,096,262	151,096,262

Basic and diluted loss per common share	$(0.00)	$(0.00)